Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016	$ 790	$ (9,885)	$ 158,111	$ (144,853)	$ 4,163
Balance, shares (in Shares) at Dec. 31, 2016	2,780,707	89,850
Purchase of treasury stock		$ (2,153)			(2,153)
Purchase of treasury stock, shares (in Shares)		1,435,217
Net loss/profit for the year				(190)	(190)
Balance at Dec. 31, 2017	$ 790	$ (12,038)	158,111	(145,043)	1,820
Balance, shares (in Shares) at Dec. 31, 2017	2,780,707	1,525,067
Net loss/profit for the year				(35)	(35)
Balance at Dec. 31, 2018	$ 790	$ (12,038)	158,111	(145,078)	1,785
Balance, shares (in Shares) at Dec. 31, 2018	2,780,707	1,525,067
Net loss/profit for the year				4	4
Balance at Dec. 31, 2019	$ 790	$ (12,038)	$ 158,111	$ (145,074)	$ 1,789
Balance, shares (in Shares) at Dec. 31, 2019	2,780,707	1,525,067